Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 464,222,328.75
Previously Paid Amount	0.00
Total Fee Amount	64,109.10
Total Offset Amount	63,712.72
Net Fee	$ 396.38